Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies

17. Commitments and Contingencies

Affiliate Guarantees of Lease Obligations

CBI has guaranteed our performance under certain leases. CBI had also issued a letter of credit to provide assurance that we will meet our lease commitments. This letter of credit expired in December 2012. Fees for maintaining this letter of credit were paid by CBI and allocated to us through management fees. These fees were $0.1 million in 2012, $0.4 million in 2011 and $0.7 million in 2010, respectively. Any future letters of credit will be drawn on our revolving line of credit.

Performance Guarantees

Customer contracts generally require specified levels of performance related to uninterrupted service and cooling temperatures. If these performance standards are not met, we could be obligated to issue billing credits to the customer. Management assesses the probability that a performance standard will not be achieved. As of December 31, 2012 and 2011, no amounts had been accrued for performance guarantees.

Operating Leases

We lease certain data center facilities and equipment from third parties. Operating lease expense was $5.9 million, $5.7 million and $1.5 million in 2012, 2011 and 2010, respectively. Certain of these leases provide for renewal options with fixed rent escalations beyond the initial lease term.

At December 31, 2012, future minimum lease payments required under operating leases having initial or remaining non-cancelable lease terms in excess of one year are as follows:

(dollars in millions)
2013	$3.7
2014	1.1
2015	0.9
2016	0.5
2017	—
Thereafter	1.0

Total	$7.2

Indemnifications

During the normal course of business, CyrusOne has made certain indemnities, commitments and guarantees under which it may be required to make payments in relation to certain transactions. These include (i) intellectual property indemnities to customers in connection with the use, sale, and/or license of products and services, (ii) indemnities to vendors and service providers pertaining to claims based on negligence or willful misconduct and (iii) indemnities involving the representations and warranties in certain contracts. The majority of these indemnities, commitments and guarantees do not provide for any limitation on the maximum potential for future payments that we could be obligated to make.

Purchase Commitments

CyrusOne has non-cancelable purchase commitments related to certain services. These agreements range from one to two years and provide for payments for early termination or require minimum payments for the remaining term. As of December 31, 2012, the minimum commitments for these arrangements were $50 million. We also have purchase orders and contracts related to construction of data center facilities and equipment. We generally have the right to cancel open purchase orders prior to delivery and to terminate the contracts without cause.

Contingencies

CyrusOne is involved in legal, tax and regulatory proceedings arising from the conduct of its business activities. Liabilities are established for loss contingencies when losses associated with such claims are deemed to be probable, and the loss can be reasonably estimated. Based on information currently available and consultation with legal counsel, we believe that the outcome of all claims will not, individually or in the aggregate, have a material effect on the Predecessor’s financial statements.

Contingent Compensation Plan

Some of our employees participate in a contingent long-term incentive program sponsored by CBI. Payment is contingent upon the completion of a qualifying transaction and attainment of an increase in the equity value of the data center business as defined in the plans. The maximum payout is limited to $60 million and would be funded by CBI. No compensation expense has been recognized in the accompanying combined financial statements for this plan as a qualifying transaction had not occurred through December 31, 2012.

On January 24, 2013, we completed our initial public offering, a qualifying transaction which will trigger payment under this contingent compensation plan. For the three months ending March 31, 2013, we expect to recognize compensation expense between $18 and $23 million, based on a preliminary estimate of the equity value created. This payment will be funded by CBI and we will recognize an increase in non-controlling interest as a result of this transaction.